Net Finance Costs (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Net Finance Costs
Capitalized rate of interest	10.21%	11.50%	7.60%
Interest expense	$ 10,682	$ 4,338
Unwinding of advance from customers	$ 458